INITIAL PUBLIC OFFERING - Additional Information (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Nov. 22, 2017
Initial Public Offering [Line Items]
Initial Public Offering sales of stock	717,250	717,250
Exercise price	$ 0.01	$ 0.01	$ 11.50
IPO
Initial Public Offering [Line Items]
Initial Public Offering sales of stock	6,900,000	6,900,000
Purchase price	$ 10.00	$ 10.00
Number of option exercise	900,000	900,000
Exercise price	$ 10.00	$ 10.00
Conversion ratio	One-tenth	One-tenth
Warrant | IPO
Initial Public Offering [Line Items]
Exercise price	$ 11.50	$ 11.50